Subsequent Event (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Schedule Of Average Adjustments Of Consumer Rates Table Text Block
Market segment	Adjustment (%)
Industrial	(0.18)
Co-generation	(0.44)
Automotive	(0.33)
Compressed Natural Gas / Liquefied Natural Gas	(1.32)

Schedule of Debentures Issued
Series	Quantity	Amount	Remuneration	Maturity	Amortization
First Series	1,000,000	R$1,000,000	CDI + 0.55%	7 years	72 th e 84 th months
Second Series	1,500,000	R$1,500,000	IPCA + 6.5769%	12 years	132 th e 144 th months
Series	Quantity	Amount	Remuneration	Maturity	Amortization
Single	200,000	R$200	CDI + 0.47%	5 years	36 th , 48 th e 60 th months

Unsecured Debentures Tenth Issue Member
Disclosure of non-adjusting events after reporting period [line items]
Schedule of Debentures Issued
Serie	Quantity	Value in million	Rate	Deadline	Amortization
Single	625,000	R$ 625	CDI + 0.64% p.a.	1,826 days	48th and 60th month

Unsecured Debentures Twelth Issue Member
Disclosure of non-adjusting events after reporting period [line items]
Schedule of Debentures Issued
Serie	Quantity	Value in million	Rate	Deadline	Amortization
1st	1,640,000	R$ 1,640	CDI + 0.86% p.a.	2,557 days	72nd and 84th month
2nd	860,000	R$ 860	IPCA + 7.5467% p.a.	5,479 days	156th, 168th and 180th month

Unsecured Debentures 13th Issue [Member]
Disclosure of non-adjusting events after reporting period [line items]
Schedule of Debentures Issued
Series	Quantity	Value in millions	Rate	Term	Amortization
1st	1,143,000	R$1.143	CDI + 0.64% p.a.	1,831 days	48th and 60th months
2nd	752,000	R$752	IPCA + 0.80% p.a.	2,562 days	72nd and 84th months